Document and Entity Information	Feb. 06, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001564708
Document Type	8-K
Document Period End Date	Feb. 06, 2020
Entity Registrant Name	NEWS CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35769
Entity Tax Identification Number	46-2950970
Entity Address, Address Line One	1211 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	416-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common Stock [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	NWSA
Class B Common Stock [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Title of 12(b) Security	Class B Common Stock, par value $0.01 per share
Trading Symbol	NWS
Class A Preferred Stock Purchase Rights [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Title of 12(b) Security	Class A Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Class B Preferred Stock Purchase Rights [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Title of 12(b) Security	Class B Preferred Stock Purchase Rights
No Trading Symbol Flag	true